Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions
Aggregate balance - January 1	$ 14,106	$ 12,996
New loans	4,459	2,386
Repayments	(797)	(1,276)
Aggregate balance - December 31	$ 17,768	$ 14,106